Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Composition of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income/(loss) during the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense	37	2,234	—
Deferred income tax expense/(benefit)	20	(466)	—

Income tax expense	57	1,768	—

Summary of Reconciliation of Income Tax Expense
Reconciliation between the income tax expense computed by applying the EIT tax rate to income before income taxes and actual provision were as follows:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Profit/(Loss) before income tax	15,025	(16,524)	(107,717)
Tax expense/(benefit) at EIT tax rate of 25%	3,756	(4,131)	(26,929)
Effect of different tax rates applicable to different subsidiaries of the Group	(3,394)	490	(3,195)
Changes in valuation allowance	(24,412)	1,290	37,948
Investment income not subject to tax	(171)	(34)	(769)
Expenses not deductible for tax purposes	29,067	11,561	2,872
Research and development tax credit	(4,789)	(7,408)	(12,627)
Effect on deferred tax assets due to change in tax rates	—	—	2,700

Income tax expense	57	1,768	—

Significant Components of Deferred Tax Assets and Deferred Tax Liabilities
The following tables sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	December 31, 2020	December 31, 2021
	RMB	RMB
Deferred tax assets
Advertising expenses	—	1,105
Net accumulated losses carry forward	31,218	67,714
Depreciation and amortization	160	271
Allowance for doubtful accounts	575	940
Accrued expenses	3,153	4,171
Less: valuation allowance	(34,501)	(73,596)

Net deferred tax assets	605	605

Deferred tax liabilities
Intangible assets	—	4,287
Gain on equity method investee	605	605

Net deferred tax liabilities	605	4,892

Summary of Movement of Valuation Allowance
Movement of valuation allowance

	For the years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	57,623	33,211	34,501
Additions	2,173	7,318	37,961
Acquisition of subsidiaries	—	—	1,147
Reversals	(26,585)	(6,028)	(13)

Balance at end of the year	33,211	34,501	73,596